Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property and equipment	¥ 1,458,767		¥ 715,561
Salaries and benefits payable	972,333		494,726
Payable for R&D expenses	887,593		402,777
Payables for marketing events	855,984		596,110
Current portion of deferred revenue/income	746,453		383,430
Advance from customers	638,147		620,907
Warranty liabilities	518,426		297,446
Accrued expenses	497,381		273,676
Payable to employees for options exercised	151,158		278,209
Interest payables	41,147		98,462
Current portion of deferred construction allowance	32,254		60,695
Current portion of finance lease liabilities	27,815		33,237
Payables for traveling expenses of employees	26,212		18,672
Other payables	347,974		330,116
Total	¥ 7,201,644	$ 1,130,096	¥ 4,604,024